Loans Receivable - G Mining Ventures Term Loan (Details) - USD ($) $ in Millions				12 Months Ended
	Nov. 07, 2025	Jul. 29, 2025	Apr. 19, 2024	Dec. 31, 2025	Dec. 31, 2024	Jan. 29, 2024
Loans Receivable
Interest revenue				$ 14.2	$ 8.3
Repayments of borrowings, classified as financing activities				175.0
G Mining Ventures | G Mining Ventures Term Loan
Loans Receivable
Repayments of borrowings, classified as financing activities	$ 79.9
G Mining Ventures Corp, Tocantinzinho Project, Brazil
Loans Receivable
Term of the loan			6 years
Percentage of fee on undrawn amounts			1.00%
Percentage of original issue discount			2.00%
Interest revenue				$ 10.0	$ 7.5
Notional amount			$ 33.0			$ 42.0
Amount of funding			$ 75.0
SOFR | G Mining Ventures Corp, Tocantinzinho Project, Brazil
Loans Receivable
Spread on variable rate (as a percent)			5.75%
Interest rate after completion of test		4.75%